Subsequent Events	6 Months Ended
Jun. 30, 2011
Subsequent Events
Subsequent Events

8. Subsequent Events

The Company has evaluated subsequent events through the filing of this 10-Q, and determined that there have not been any events that have occurred that would require adjustments to our disclosures in the consolidated financial statements.